Fair Value Measurements	6 Months Ended
Jun. 30, 2016
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 8 -  Fair Value Measurements

The level in the fair value hierarchy within which an asset or liability is classified is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company measures its foreign currency derivative contracts and its long-term liabilities with respect to contingent consideration at fair value. The Company’s foreign currency derivative contracts are classified within Level 2, because they are valued utilizing market observable inputs. The long-term liabilities arising from contingent consideration are classified within Level 3 because they are valued using significant inputs that are unobservable in the market such as the Company’s weighted average cost of capital.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis as of June 30, 2016 and December 31, 2015, aggregated by the level in the fair-value hierarchy within which those measurements fall:

		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	June 30
Description	2016
	U.S. Dollars (in thousands)

Assets
Foreign currency
derivative contracts	2	-	2	-

Total Assets	2	-	2	-

		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	December 31,
Description	2015
	U.S. Dollars

Assets
Foreign currency derivative contracts	3	-	3	-

Total Assets	3	-	3	-

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of level 1, level 2, or level 3 for the six-month periods ended June 30, 2016 and 2015.

The following tables present a roll-forward of the fair value of Level 3 (significant unobservable inputs) liabilities for the six-month periods ended June 30, 2016 and 2015:

Level 3 U.S. Dollars (in thousands)
Contingent consideration
December 31, 2015	-
Settlement of liabilities	-
Revaluation of fair value included in statement of operations	-

June 30, 2016	-

Level 3 U.S. Dollars (in thousands)
Contingent consideration
December 31, 2014	1,900
Settlement of liabilities	(118)
Revaluation of fair value included in statement of operations	113

June 30, 2015	1,895

The adjustments to fair value of the contingent consideration are recorded in the finance income (expense), net in the statement of operations.

The fair value of the contingent payment for Printar as of June 30, 2015, was based on the $2,000 outstanding of the $2,500 transaction price, discounted from the estimated payment dates to the valuation date using the weighted average cost of capital of 28%. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35 refers to as Level 3 inputs. Key assumptions include management’s estimation about future sales.